VALUE ADDED TAX AND OTHER RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Value Added Tax And Other Recoverable Taxes
Schedule of Value Added Tax And Other Recoverable Taxes

	2025	2024
Sales taxes and value added taxes
Apoena, Almas and other Brazilian Projects	49,603	30,136
Aranzazu	2,547	2,796
Minosa	18,592	24,866
Other taxes
Income taxes and social contribution	7,497	2,699
Total Value added tax and other recoverable taxes	78,239	60,497
Current	37,650	19,901
Non-Current	40,589	40,596